Investment revenue (Tables)	12 Months Ended
Mar. 31, 2024
Cilo Cybin Holdings Limited [member]
IfrsStatementLineItems [Line Items]
Schedule of investment revenue
Bank	1,064,093	-
	1,064,093	-